TANGIBLE ASSETS - Net impairment and derecognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of assets	$ (98)		$ (230)
Reversal of impairment of assets	58	$ 60	38
Profit (loss) on derecognition of assets		0	(35)
Net loss on disposal of assets and derecognition of assets	(48)
Net loss on disposal of assets	(35)	(2)	6
Net (impairment) reversal of impairment and net loss on disposal and derecognition of assets	(88)	58	(221)
Tangible Assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of assets	(98)		(220)
Reversal of impairment of assets	53	60	35
Profit (loss) on derecognition of assets		(2)	(36)
Net loss on disposal of assets and derecognition of assets	(48)
Net loss on disposal of assets		(2)	6
Net (impairment) reversal of impairment and net loss on disposal and derecognition of assets	(93)	56	(215)
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of assets	0		(10)
Reversal of impairment of assets	5	0	3
Profit (loss) on derecognition of assets		2	1
Net loss on disposal of assets and derecognition of assets	0
Net loss on disposal of assets		0	0
Net (impairment) reversal of impairment and net loss on disposal and derecognition of assets	$ 5	$ 2	$ (6)